STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
A summary of the Company’s option activity during the year ended June 30, 2016 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, June 30, 2015	-	$-	-	$-
Granted	143,000,000	0.03	5	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, June 30, 2016	143,000,000	$0.03	4.79	-

Exercisable, June 30, 2016	47,666,666	$0.03	4.79	$-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes warrant activity for the years ended June 30, 2016 and 2015:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2014	3,000,000	$0.07
Issued	4,379,158	0.04
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2015	7,379,158	0.05
Issued	30,190,476	0.53
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2016	37,569,634	$0.43

Exercisable at June 30, 2016	37,569,634	$0.43
Outstanding and Exercisable:

Weighted average remaining contractual term	3.42
Aggregate intrinsic value	$-